Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	$ 4,191	$ 3,641	$ 3,738
Accruals	2,206	2,310	683
Total	$ 6,397	$ 5,951	$ 4,421